Cover	Mar. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56508
Entity Registrant Name	ELVICTOR GROUP, INC
Entity Central Index Key	0001741489
Entity Tax Identification Number	83-1498144
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10-12
Entity Address, Address Line Two	Agiou Nikolaou Str.
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false